Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Table]
Total exposure	$ 108,284	$ 105,116
ECL provision	(196)	(257)
Total ECL allowances and provisions	(1,165)	(1,468)	$ (1,029)
Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,766	7,056
Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	32,748	32,828
SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	8,077	9,121
Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	12,153	7,690
Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	14,438	14,178
Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,466	8,661
Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,262	1,683
Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	20,972	17,081
ECL provision	(41)	(63)
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,464	3,710
ECL provision	(6)	(20)
Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,353	1,310
ECL provision	(8)	(13)
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	9,575	7,637
ECL provision	(17)	(17)
Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,454	641
ECL provision	(1)	(2)
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,137	1,441
ECL provision	(1)	(2)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	39,478	41,372
ECL provision	(114)	(142)
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23,922	24,209
ECL provision	(100)	(121)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	1,444	3,247
ECL provision	0	0
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	40,778	40,134
ECL provision	(38)	(50)
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	7,328	6,328
ECL provision	(5)	(12)
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	5,358	4,909
ECL provision	(7)	(9)
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	5,160	5,827
ECL provision	(15)	(16)
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	8,670	9,671
ECL provision	0	0
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,466	8,661
ECL provision	(6)	(8)
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	117	242
ECL provision	0	0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	5,611	3,282
ECL provision	(3)	(2)
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	101,971	93,337
ECL provision	(121)	(119)
Total ECL allowances and provisions	(282)	(306)	(181)
Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,481	6,576
Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	28,981	25,026
Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	7,276	7,239
Twelve-month expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	11,784	7,242
Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	14,438	14,170
Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,000	8,220
Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,262	1,658
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	19,695	14,687
ECL provision	(18)	(14)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,567	2,048
ECL provision	(3)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,143	936
ECL provision	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	9,491	7,413
ECL provision	(13)	(7)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,454	633
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,137	1,416
ECL provision	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	37,097	36,894
ECL provision	(72)	(74)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	21,811	20,195
ECL provision	(66)	(63)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	1,444	3,247
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	38,207	35,233
ECL provision	(28)	(29)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	7,046	5,811
ECL provision	(4)	(5)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,599	2,783
ECL provision	(4)	(2)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,736	4,596
ECL provision	(11)	(12)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	8,670	9,671
ECL provision	0	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,000	8,220
ECL provision	(5)	(6)
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	117	242
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	5,527	3,277
ECL provision	(3)	(2)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	6,006	11,396
ECL provision	(60)	(104)
Total ECL allowances and provisions	(220)	(333)	(160)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	285	481
Total ECL allowances and provisions	(43)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,630	7,598
Total ECL allowances and provisions	(55)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	688	1,734
Total ECL allowances and provisions	(30)
Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	369	448
Total ECL allowances and provisions	(6)
Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	462	430
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	25
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	1,127	2,225
ECL provision	(8)	(15)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	793	1,549
ECL provision	(3)	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	164	326
ECL provision	(1)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	84	224
ECL provision	(4)	(9)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	25
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	2,335	4,374
ECL provision	(42)	(68)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,102	3,950
ECL provision	(34)	(58)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	2,508	4,792
ECL provision	(10)	(21)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	281	517
ECL provision	(1)	(7)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	736	2,099
ECL provision	(3)	(7)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	389	1,169
ECL provision	(3)	(4)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	462	430
ECL provision	(2)	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	36	5
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	307	382
ECL provision	(15)	(34)
Total ECL allowances and provisions	(662)	(829)	(688)
Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	136	205
Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	114	148
Lifetime expected credit losses | Credit-impaired positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	8
Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	4	11
Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	150	170
ECL provision	(15)	(34)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	104	113
ECL provision	0	(12)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	46	48
ECL provision	(7)	(11)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	8
ECL provision	(1)	(2)
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	46	104
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	9	64
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	63	108
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23	27
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	35	63
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	4	11
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	48	0
ECL provision	0	0
UBS AG
Disclosure Of Provision Matrix [Table]
Total exposure	109,878	107,059
ECL provision	(196)	(257)
Total ECL allowances and provisions	(1,165)	(1,468)	(1,029)
UBS AG | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,766	7,056
UBS AG | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	32,748	32,828
UBS AG | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	8,077	9,121
UBS AG | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	13,747	7,690
UBS AG | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	14,438	14,178
UBS AG | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,466	8,661
UBS AG | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,262	1,683
UBS AG | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	20,972	17,081
ECL provision	(41)	(63)
UBS AG | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,464	3,710
ECL provision	(6)	(20)
UBS AG | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,353	1,310
ECL provision	(8)	(13)
UBS AG | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	9,575	7,637
ECL provision	(17)	(17)
UBS AG | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,454	641
ECL provision	(1)	(2)
UBS AG | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,137	1,441
ECL provision	(1)	(2)
UBS AG | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	39,478	41,372
ECL provision	(114)	(142)
UBS AG | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23,922	24,209
ECL provision	(100)	(121)
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	1,444	3,247
ECL provision	0	0
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	42,373	42,077
ECL provision	(38)	(50)
UBS AG | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	7,328	6,328
ECL provision	(5)	(12)
UBS AG | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	5,358	4,909
ECL provision	(7)	(9)
UBS AG | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	5,160	5,827
ECL provision	(15)	(16)
UBS AG | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	8,670	9,671
ECL provision	0	0
UBS AG | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,466	8,661
ECL provision	(6)	(8)
UBS AG | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	117	242
ECL provision	0	0
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	5,611	3,282
ECL provision	(3)	(2)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	103,565	95,281
ECL provision	(121)	(119)
Total ECL allowances and provisions	(282)	(306)	(181)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	8,481	6,576
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	28,981	25,026
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	7,276	7,239
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	13,379	7,270
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	14,438	14,170
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,000	8,220
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,262	1,658
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	19,695	14,687
ECL provision	(18)	(14)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,567	2,048
ECL provision	(3)	(4)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	1,143	936
ECL provision	(1)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	9,491	7,413
ECL provision	(13)	(7)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	2,454	633
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	3,137	1,416
ECL provision	(1)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	37,097	36,894
ECL provision	(72)	(74)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	21,811	20,195
ECL provision	(66)	(63)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	1,444	3,247
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	39,802	37,176
ECL provision	(28)	(29)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	7,046	5,811
ECL provision	(4)	(5)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,599	2,783
ECL provision	(4)	(2)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	4,736	4,596
ECL provision	(11)	(12)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	8,670	9,671
ECL provision	0	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	9,000	8,220
ECL provision	(5)	(6)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	117	242
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	5,527	3,277
ECL provision	(3)	(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total exposure	6,006	11,396
ECL provision	(60)	(104)
Total ECL allowances and provisions	(220)	(333)	(160)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	285	481
Total ECL allowances and provisions	(43)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	3,630	7,598
Total ECL allowances and provisions	(55)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	688	1,734
Total ECL allowances and provisions	(30)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	369	448
Total ECL allowances and provisions	(6)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	462	430
Total ECL allowances and provisions	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	25
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	1,127	2,225
ECL provision	(8)	(15)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	793	1,549
ECL provision	(3)	(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	164	326
ECL provision	(1)	(1)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	84	224
ECL provision	(4)	(9)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	25
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	2,335	4,374
ECL provision	(42)	(68)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	2,102	3,950
ECL provision	(34)	(58)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	2,508	4,792
ECL provision	(10)	(21)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	281	517
ECL provision	(1)	(7)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	736	2,099
ECL provision	(3)	(7)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	389	1,169
ECL provision	(3)	(4)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	462	430
ECL provision	(2)	(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	36	5
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total exposure	307	382
ECL provision	(15)	(34)
Total ECL allowances and provisions	(662)	(829)	$ (688)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	136	205
UBS AG | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	114	148
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	8
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	4	11
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Table]
Total exposure	150	170
ECL provision	(15)	(34)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	104	113
ECL provision	0	(12)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	46	48
ECL provision	(7)	(11)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	8
ECL provision	(1)	(2)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Table]
Total exposure	46	104
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	9	64
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Table]
Total exposure	63	108
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total exposure	23	27
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Table]
Total exposure	35	63
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Table]
Total exposure	4	11
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Table]
Total exposure	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Table]
Total exposure	48	0
ECL provision	$ 0	$ 0